                               SELF-DIRECTED LIFE
                        A FLEXIBLE LIFE INSURANCE POLICY

                                                                   Volume 1 of 2




                      [SENTRY LIFE INSURANCE COMPANY LOGO]



                                  ANNUAL REPORT
                                DECEMBER 31, 2000




               Funded by T. Rowe Price Fixed Income Series, Inc.,
                       T. Rowe Price Equity Series, Inc.,
        T. Rowe Price International Series, Inc., and Janus Aspen Series

                                                               February 15, 2001

Dear Policy Owner:

During 2000, changes were made to the investment managers and investment portfolios offered with your variable policy.

On January 7, 2000, four investment portfolios managed by T. Rowe Price and Associates, Inc., and Janus Capital Corporation were substituted for the existing Neuberger Berman Advisers Management Trust, Inc. portfolios.

On May 1, 2000, the number of investment portfolios available with your variable policy was expanded from four to ten. The investment portfolios now available are:

Janus Aspen Series Institutional Shares
  -  Growth Portfolio
  -  Aggressive Growth Portfolio
  -  Capital Appreciation Portfolio
  -  Worldwide Portfolio
  -  Balanced Portfolio

T. Rowe Price Fixed Income Series, Inc.
  -  T. Rowe Price Prime Reserve Portfolio
  -  T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price Equity Series, Inc.
  -  T. Rowe Equity Income Portfolio
  -  T. Rowe Price Personal Strategy Balanced Portfolio

T. Rowe Price International Series, Inc.
  -  T. Rowe Price International Stock Portfolio

This expansion allows you more choices and a greater opportunity to diversify your policy values. You may make transfers as you wish among the new portfolios without charge. To initiate a transfer, make a written request or call (800) 533-7827 to authorize a telephone transfer.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,



/s/ Dale R. Schuh

Dale R. Schuh, President
Sentry Life Insurance Company




The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and Janus Aspen Institutional Series are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                          SENTRY LIFE INSURANCE COMPANY
                         SENTRY VARIABLE LIFE ACCOUNT I
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000



ASSETS:

Investments at market value:

 Janus Aspen Series:

   Aspen Growth Portfolio, 1,136 shares (cost $36,263)                                             $    30,088

   Aspen Aggressive Growth Portfolio, 144,744 shares (cost $8,163,091)                               5,254,210

   Aspen Capital Appreciation Portfolio, 1,646 shares (cost $49,021)                                    44,090

   Aspen Worldwide Growth Portfolio, 1,103 shares (cost $47,984)                                        40,805

   Aspen Balanced Portfolio, 1,081 shares (cost $26,635)                                                26,272

 T. Rowe Price Fixed Income Series, Inc.:

   Prime Reserve Portfolio, 195,340 shares (cost $195,340)                                             195,340

   Limited Term Bond Portfolio, 28,346 shares (cost $135,727)                                          139,744

 T. Rowe Price Equity Series, Inc.:

   Equity Income Portfolio, 150 shares (cost $2,808)                                                     2,940

   Personal Strategy Balanced Portfolio, 123,338 shares (cost $1,950,832)                            1,916,678

 T. Rowe Price International Series, Inc.:

   International Stock Portfolio, 147 shares (cost $2,423)                                               2,216
                                                                                                   -----------
    Total assets                                                                                     7,652,383

LIABILITIES:

Dividends payable                                                                                          221

Accrued expenses                                                                                         2,320
                                                                                                   -----------
NET ASSETS                                                                                         $ 7,649,842
                                                                                                   ===========



    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS

                                                                     For the Years ended December 31,
                                                ---------------------------------------------------------------------------
                                                   T. Rowe Price Prime Reserve*          T. Rowe Price Limited Term Bond*
                                                ----------------------------------     ------------------------------------
                                                  2000         1999         1998         2000         1999         1998
                                                --------     --------     --------     --------      --------      --------
Investment Income:
 Dividends                                      $ 11,256     $  7,204     $  7,551     $  7,413      $  9,279      $ 10,093
Expenses:
 Mortality and expense risk charges                1,738        1,794        1,740        1,164         1,826         1,731
                                                --------     --------     --------     --------      --------      --------
Net investment income (loss)                       9,518        5,410        5,811        6,249         7,453         8,362
                                                --------     --------     --------     --------      --------      --------
Realized gains (losses) on investments:
 Realized net investment gain (loss)                   -            -            -       (4,932)       (1,292)         (290)

 Capital gain distributions received                   -            -            -            -             -             -
                                                --------     --------     --------     --------      --------      --------
 Realized gain (loss) on investments and
  capital gain distributions, net                      -            -            -       (4,932)       (1,292)
                                                                                                                       (290)
Unrealized appreciation (depreciation), net            -            -            -        8,796        (5,431)       (2,702)
                                                --------     --------     --------     --------      --------      --------
Net increase (decrease) in net assets
 from operations                                $  9,518     $  5,410     $  5,811     $ 10,113      $    730      $  5,370
                                                ========     ========     ========     ========      ========      ========



                                                                            For the Years December 31,
                                              -------------------------------------------------------------------------------------
                                                    Janus Aspen Aggressive Growth*       T. Rowe Price Personal Strategy Balanced*
                                              -----------------------------------------  ------------------------------------------
                                                  2000           1999           1998           2000           1999         1998
                                              -----------    -----------    -----------  -------------    -----------   -----------
Investment Income:
 Dividends                                    $   405,984    $         -    $         -    $    56,562    $    23,533   $    28,603
Expenses:
 Mortality and expense risk charges                66,925         55,295         45,238         16,958         15,401        13,274
                                              -----------    -----------    -----------    -----------    -----------   -----------
Net investment income (loss)                      339,059        (55,295)       (45,238)        39,604          8,132        15,329
                                              -----------    -----------    -----------    -----------    -----------   -----------
Realized gains (losses) on investments:
 Realized net investment gain (loss)            2,038,383        100,296        130,456        377,941          9,272        14,003
 Capital gain distributions received              409,918        263,051      1,138,697         96,211         34,863       200,904
                                              -----------    -----------    -----------    -----------    -----------   -----------
 Realized gain (loss) on investments and
  capital gain distributions, net               2,448,301        363,347      1,269,153        474,152         44,135       214,907
Unrealized appreciation (depreciation), net    (5,276,823)     2,185,546       (607,832)      (468,953)       394,033       (86,499)
                                              -----------    -----------    -----------    -----------    -----------   -----------
Net increase (decrease) in net assets
 from operations                              $(2,489,463)   $ 2,493,598    $   616,083    $    44,803    $   446,300   $   143,737
                                              ===========    ===========    ===========    ===========    ===========   ===========

(*)Portfolios were substituted on January 7, 2000. See Note 1 to the financial statements.




    The accompanying notes are an integral part of these financial statements

               For the Period May 1, 2000
               through December 31, 2000
     -----------------------------------------------
     T. Rowe Price    T. Rowe Price
         Equity       International     Janus Aspen
         Income            Stock           Growth
     -------------    -------------    -------------
          2000             2000             2000
     -------------    -------------    -------------
        $    23          $    12          $   399

              9                7              114
        -------          -------          -------
             14                5              285
        -------          -------          -------

              4               (8)            (572)
            106               59              911
        -------          -------          -------

            110               51              339
            132             (207)          (6,175)
        -------          -------          -------

        $   256          $  (151)         $(5,551)
        =======          =======          =======



                 For the Period May 1, 2000
                 through December 31, 2000
      ---------------------------------------------
      Janus Aspen      Janus Aspen
        Capital         Worldwide       Janus Aspen
      Appreciation        Growth         Balanced
      ------------     -----------      -----------
          2000             2000             2000
      ------------     -----------      -----------
        $   248          $   424          $   312

             84              148               57
        -------          -------          -------
            164              276              255
        -------          -------          -------

           (123)          (1,382)            (412)
              1            1,273               71
        -------          -------          -------

           (122)            (109)            (341)
         (4,931)          (7,179)            (363)
        -------          -------          -------

        $(4,889)         $(7,012)         $  (449)
        =======          =======          =======

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS



                                                                        For the Years ended December 31,
                                             ------------------------------------------------------------------------------------

                                                   T. Rowe Price Prime Reserve*             T. Rowe Price Limited Term Bond*
                                             -----------------------------------------  -----------------------------------------
                                                  2000          1999         1998           2000         1999           1998
                                             -------------- ------------  ------------  ------------  -----------  --------------

Increase (decrease) in net assets
from operations:
 Net investment income (loss)                $      9,518   $     5,410   $     5,811   $     6,249   $     7,453   $     8,362
 Realized gains (losses)                                -             -             -        (4,932)       (1,292)         (290)
 Unrealized appreciation (depreciation), net            -             -             -         8,796        (5,431)       (2,702)
                                             ------------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net assets
from operations                                     9,518         5,410         5,811        10,113           730         5,370
                                             ------------   -----------   -----------   -----------   -----------   -----------
Contract transactions:
 Purchase payments                                244,736       246,966       229,539        24,279        28,494        24,332
 Transfers between subaccounts, net              (246,676)     (183,953)     (200,831)      (59,964)        1,011        (2,103)
 Withdrawals and surrenders                       (20,399)       (4,075)       (2,093)      (13,465)       (6,359)      (10,939)
 Monthly deductions                                  (134)      (19,814)      (18,659)         (113)      (11,956)      (11,050)
 Policy loans                                      (1,400)         (142)         (282)       (1,682)         (115)         (551)
 Death benefits                                         -             -             -             -             -             -
                                             ------------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net assets
 derived from contract transactions               (23,873)       38,982         7,674       (50,945)       11,075          (311)
                                             ------------   -----------   -----------   -----------   -----------   -----------
Total increase (decrease) in net assets           (14,355)       44,392        13,485       (40,832)       11,805         5,059
Net assets at beginning of year                   208,866       164,474       150,989       180,361       168,556       163,497
                                             ------------   -----------   -----------   -----------   -----------   -----------
Net assets at end of year                    $    194,511   $   208,866   $   164,474   $   139,529   $   180,361   $   168,556
                                             ============   ===========   ===========   ===========   ===========   ===========




                                                                        For the Years ended December 31,
                                             ------------------------------------------------------------------------------------

                                                  Janus Aspen Aggressive Growth*        T. Rowe Price Personal Strategy Balanced*
                                             -----------------------------------------  -----------------------------------------
                                                  2000          1999         1998           2000         1999           1998
                                             -------------- ------------  ------------  ------------  -----------  --------------

Increase (decrease) in net assets
from operations:
 Net investment income (loss)                $    339,059   $   (55,295)  $   (45,238)  $    39,604   $     8,132   $    15,329
 Realized gains (losses)                        2,448,301       363,347     1,269,153       474,152        44,135       214,907
 Unrealized appreciation (depreciation), net   (5,276,823)    2,185,546      (607,832)     (468,953)      394,033       (86,499)
                                             ------------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net assets
from operations                                (2,489,463)    2,493,598       616,083        44,803       446,300       143,737
                                             ------------   -----------   -----------   -----------   -----------   -----------
Contract transactions:
 Purchase payments                                895,034       922,776       690,677       346,837       275,290       222,905
 Transfers between subaccounts, net               297,947       141,942       134,665       (74,688)       41,000        68,269
 Withdrawals and surrenders                      (817,572)     (400,076)     (460,042)     (206,133)     (204,024)      (98,008)
 Monthly deductions                                (7,850)     (347,478)     (291,193)       (1,741)     (112,051)     (109,415)
 Policy loans                                      (1,243)     (232,500)      (27,406)      (49,738)       (3,742)       (1,098)
 Death benefits                                    (5,801)      (29,589)            -             -        (4,163)            -
                                             ------------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net assets
 derived from contract transactions               360,515        55,075        46,701        14,537        (7,690)       82,653
                                             ------------   -----------   -----------   -----------   -----------   -----------
Total increase (decrease) in net assets        (2,128,948)    2,548,673       662,784        59,340       438,610       226,390
Net assets at beginning of year                 7,882,672     4,833,999     4,171,215     1,856,745     1,418,135     1,191,745
                                             ------------   -----------   -----------   -----------   -----------   -----------
Net assets at end of year                    $  5,253,724   $ 7,382,672   $ 4,833,999   $ 1,916,085   $ 1,856,745   $ 1,418,135
                                             ============   ===========   ===========   ===========   ===========   ===========






      (*)Portfolios were substituted on January 7, 2000. See Note 1 to the financial statements.

    The accompanying notes are an integral part of these financial statements


        For the Period May 1, 2000
         through December 31, 2000
------------------------------------------------
T. Rowe Price   T. Rowe Price
  Equity        International     Janus Aspen
  Income            Stock           Growth
-------------  ---------------  ----------------
    2000            2000             2000
-------------  ---------------  ----------------

 $      14      $        5       $      285
       110              51              339
       132            (207)          (6,175)
 ---------      ----------       ----------

       256            (151)          (5,551)
 ---------      ----------       ----------

     1,324           1,297           13,591
     1,413           1,112           23,241
       (62)            (49)          (1,306)
         -               -                -
         -               -                -
         -               -                -
 ---------      ----------       ----------

     2,675           2,360           35,526
 ---------      ----------       ----------
     2,931           2,209           29,975
         -               -                -
 ---------      ----------       ----------
 $   2,931      $    2,209       $   29,975
 =========      ==========       ==========


         For the Period May 1, 2000
          through December 31, 2000
------------------------------------------------
Janus Aspen      Janus Aspen
  Capital         Worldwide       Janus Aspen
Appreciation       Growth           Balanced
-------------  ---------------  ----------------
    2000           2000              2000
-------------  ---------------  ----------------
 $     164      $    276         $      255
      (122)         (109)              (341)
    (4,931)       (7,179)              (363)
 ---------      --------         ----------

    (4,889)       (7,012)              (449)
 ---------      --------         ----------

    24,072        22,212             22,954
    25,901        26,476              5,238
    (1,078)       (1,019)            (1,528)
         -             -                  -
         -             -                  -
         -             -                  -
 ---------      --------         ----------

    48,895        47,669             26,664
 ---------      --------         ----------
    44,006        40,657             26,215

         -             -                  -
 ---------      --------         ----------
 $  44,006      $ 40,657         $   26,215
 =========      ========         ==========

NOTES TO FINANCIAL STATEMENTS
December 31, 2000, 1999 and 1998

1.ORGANIZATION AND CONTRACTS

  The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 and commenced operations on January 13, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Prior to January 7, 2000, all assets of each subaccount of the Variable Life Account were invested in shares of corresponding portfolios of the Neuberger Berman Advisers Management Trust (Trust). On January 7, 2000, the Company substituted shares of certain Portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Janus Aspen Series for shares of certain Portfolios of the Trust (the "Substitution") as follows:


    From these Portfolios:              Into these Portfolios:
    ----------------------              ----------------------
    AMT Liquid Asset Portfolio          T. Rowe Price Prime Reserve Portfolio
    AMT Limited Maturity Portfolio      T. Rowe Price Limited Term Bond Portfolio
    AMT Balanced Portfolio              T. Rowe Price Personal Strategy Balanced Portfolio
    AMT Growth Portfolio                Janus Aspen Series Aggressive Growth Portfolio

  The substitution had no effect on a subaccount's unit value or number of units outstanding. The new subaccount name is reflected in the Statements of Operations and Statements of Changes in Net Assets for periods prior to the substitution, although the investment activity relates to the Portfolios in place during these periods. On May 1, 2000, the Company began offering six additional subaccounts with related Portfolios as investment options in connection with the Contract. The additional Portfolios are as follows:


    T. Rowe Price Equity Series, Inc.               Janus Aspen Series
    ---------------------------------               ------------------
     T. Rowe Price Equity Income Portfolio           Balanced Portfolio
                                                     Growth Portfolio
    T. Rowe Price International Series, Inc.         Capital Appreciation Portfolio
    ----------------------------------------         Worldwide Growth Portfolio
     T. Rowe Price International Stock Portfolio



  The Trust and the Portfolios (collectively the Funds) are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Life Account's Annual Report.

2.SIGNIFICANT ACCOUNTING POLICIES

  VALUATION OF INVESTMENTS

  Investments in shares of the Funds are valued at the Funds' offering and redemption price per share.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME

  Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

  FEDERAL INCOME TAXES

  The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

  Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

December 31, 2000, 1999 and 1998

3.EXPENSES

  A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. The liability for accrued mortality and expense risk premium and death benefit guarantee risk charge amounted to $2,320 at December 31, 2000.

  At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

  The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

  The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

4.NET ASSETS

  At December 31, 2000 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:

                                                     ACCUMULATION      ACCUMULATION
                                                         UNITS          UNIT VALUE         VALUE
                                                    ---------------    -------------   -------------
Janus Aspen Growth Portfolio                              3,695         $       8.11   $     29,975
Janus Aspen Aggressive Growth Portfolio                 155,831                33.71      5,253,724
Janus Aspen Capital Appreciation Portfolio                5,571                 7.90         44,006
Janus Aspen Worldwide Growth Portfolio                    5,065                 8.03         40,657
Janus Aspen Balanced Portfolio                            2,715                 9.66         26,215
T. Rowe Price Prime Reserve Portfolio                    11,116                17.50        194,511
T. Rowe Price Equity Income Portfolio                       258                11.38          2,931
T. Rowe Price Limited Term Bond Portfolio                 7,096                19.66        139,529
T. Rowe Price Personal Strategy Balanced Portfolio       61,244                31.29      1,916,085
T. Rowe Price International Stock Portfolio                 256                 8.62          2,209
                                                                                       ------------
  Total net assets                                                                     $  7,649,842
                                                                                       ============

  At December 31, 2000 significant concentrations of ownership were as follows:

                                              NUMBER OF
                                           CONTRACT OWNERS     PERCENTAGE OWNED
                                           ---------------     ----------------
  Janus Aspen Growth Portfolio                     2                59.4
  Janus Aspen Capital Appreciation Portfolio       2                87.1
  Janus Aspen Worldwide Growth Portfolio           2                86.3
  Janus Aspen Balanced Portfolio                   1                80.5
  T. Rowe Price Prime Reserve Portfolio            4                53.6
  T. Rowe Price Equity Income Portfolio            2                99.4
  T. Rowe Price Limited Term Bond Portfolio        1                10.1
  T. Rowe Price International Stock Portfolio      1                99.7


December 31, 2000, 1999 and 1998

5. PURCHASES AND SALES OF SECURITIES

In 2000, purchases and proceeds on sales of the Funds' shares were as follows:



                                                                                            PROCEEDS
                                                                           PURCHASES        ON SALES
                                                                         ------------    --------------

Janus Aspen Growth Portfolio                                             $    41,268     $       4,434
Janus Aspen Aggressive Growth Portfolio                                    9,437,244         8,328,139
Janus Aspen Capital Appreciation Portfolio                                    53,382             4,238
Janus Aspen Worldwide Growth Portfolio                                        55,787             6,370
Janus Aspen Balanced Portfolio                                                34,215             7,168
T. Rowe Price Prime Reserve Portfolio                                        529,674           542,873
T. Rowe Price Equity Income Portfolio                                          2,866                62
T. Rowe Price Limited Term Bond Portfolio                                    217,553           262,138
T. Rowe Price Personal Strategy Balanced Portfolio                         2,362,038         2,211,535
T. Rowe Price International Stock Portfolio                                    2,480                49
                                                                         -----------     -------------
     Total                                                               $12,736,457     $  11,367,006
                                                                         ===========     =============

In 1999, purchases and proceeds on sales of the Trust's shares were as follows:

                                                                                            PROCEEDS
                                                                           PURCHASES        ON SALES
                                                                         ------------    --------------
   Neuberger Berman Advisers Management Trust:
   Liquid Asset Portfolio                                                $   318,521     $     274,587
   Growth Portfolio                                                        1,391,451         1,128,326
   Limited Maturity Bond Portfolio                                            40,920            22,563
   Balanced Portfolio                                                        436,890           401,184
                                                                         -----------     -------------
     Total                                                               $ 2,187,792     $   1,826,660
                                                                         ===========     =============

In 1998, purchases and proceeds on sales of the Trust's shares were as follows:


                                                                                            PROCEEDS
                                                                           PURCHASES        ON SALES
                                                                         ------------    --------------
   Neuberger Berman Advisers Management Trust:
   Liquid Asset Portfolio                                                $   272,325     $     258,175
   Growth Portfolio                                                        2,009,596           869,198
   Limited Maturity Bond Portfolio                                            35,610            27,828
   Balanced Portfolio                                                        522,127           223,966
                                                                         -----------     -------------
     Total                                                               $ 2,839,658     $   1,379,167
                                                                         ===========     =============

                        REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY
   AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE LIFE ACCOUNT I:

In our opinion, the accompanying combined statement of assets and liabilities and the related separate statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Life Account I, and the Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, and T. Rowe Price International Stock Portfolio thereof, at December 31, 2000, and the results of each of their operations and changes in each of their net assets for each of the three years in the period then ended, or for the period May 1, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000, by correspondence with the custodian, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
February 9, 2001

                                                    SENTRY LIFE
                                [SENTRY LIFE LOGO]  INSURANCE COMPANY

                                                    1800 North Point Drive

                                                    Stevens Point, WI 54481